Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Primary Reportable Segments

A summary of segment information for the six months ended March 31, 2026:

	- QHI -	- DC -	-DU-	Other	Total
	US$	US$	US$	US$	US$
Revenue	642,828	962,919	4,665,204	-	6,270,951
Cost of services	90,041	455,705	2,093,141	-	2,638,887
Selling expenses and general administrative	1,478,909	668,206	2,309,070	159,776	4,615,961
Segmented loss /(income)	926,122	160,992	(262,993)	159,776	983,897
Depreciation expense					205,953
Stock-based compensation expense					1,259,037
Other expenses/(income)					606,857
Interest income					(6,248)
Loss before income taxes					3,049,496
Income taxes expense					111,582
Net loss					3,161,078

A summary of segment information for the six months ended March 31, 2025:

	- QHI -	- DC -	-DU-	Other	Total
	US$	US$	US$	US$	US$
Revenue	1,550,559	24,304	3,792,542	-	5,367,405
Cost of services	325,438	35,600	1,590,197	-	1,951,235
Selling expenses and general administrative	2,618,426	241,497	1,533,770	353,587	4,747,280
Segmented loss/(income)	1,393,305	252,793	(668,575)	353,587	1,331,110
Depreciation expense					201,635
Stock-based compensation expense					430,356
Other income					(1,890,840)
Interest income					(2,673)
Loss before income taxes					69,588
Income taxes expense					86,571
Net loss					156,159